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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-09663

BBH U.S. Equity Portfolio

(Exact name of registrant as specified in charter)
Brown Brothers Harriman 40 Water Street Boston, MA 02109-3661

(Address of principal executive offices)

50 Milk Street Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:    617-742-1818

Date of fiscal year end:      October 31

Date of reporting period:     July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the portfolio named above was entitled to vote.

The portfolio was deregistered with the Securities and Exchange Commission on July 25, 2003.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Equity Portfolio

By (Signature and Title)   /s/ Gail C. Jones
                                              Secretary
                                               Attorney in Fact for Charles O. Izard, President and Principal Executive Officer

Insert printed name and title of signing officer     Gail C. Jones, Secretary

Date   July 25, 2003

POWER OF ATTORNEY

     Each person whose signature appears below hereby constitutes and appoints the Secretary and Assistant Secretaries of BBH U.S. EQUITY PORTFOLIO and each of them, their true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution for them and in their names, place and stead, in any and all capacities, to sign any and all documents to be filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company act of 1940, by means of the Securities and Exchange Commission's electronic disclosure system known as EDGAR; and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority, to sign and perform each and every act and thing requisite and necessary to be done in connection therewith, as fully to all intents and purposes as each of them might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

SIGNATURES	TITLE	DATE

/s/Charles O. Izard
Charles O. Izard	President (Principal Executive Officer)

Sworn to and subscribed before me this 28th day of February, 2003

/s/Tracy Sherman